Current liabilities - trade and other payables - Schedule of Current Liabilities Trade and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Current Liabilities Trade and Other Payables [Line Items]
Trade payables	$ 255,983	$ 274,380
Other payables	1,903,613	959,274
Trade and other payables	$ 2,159,596	$ 1,233,654